Note 8 - Securities Owned and Securities Sold, But Note Yet Purchased at Fair Value - 10Q (Details) (USD $)	9 Months Ended
Jun. 30, 2013
Note 8 - Securities Owned and Securities Sold, But Note Yet Purchased at Fair Value - 10Q (Details) [Line Items]
Stockholders' Equity, Reverse Stock Split	1 for 20 reverse stock split
Fair Market Value [Member]
Note 8 - Securities Owned and Securities Sold, But Note Yet Purchased at Fair Value - 10Q (Details) [Line Items]
Share Price	$ 2.22
Quoted Market Price [Member]
Note 8 - Securities Owned and Securities Sold, But Note Yet Purchased at Fair Value - 10Q (Details) [Line Items]
Share Price	$ 6.74
Development Stage Company [Member]
Note 8 - Securities Owned and Securities Sold, But Note Yet Purchased at Fair Value - 10Q (Details) [Line Items]
Common Stock, Other Shares, Outstanding (in Shares)	72,855